Financial Instruments and Financial Risk Management - Schedule of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Liabilities [Line Items]
Loans from related party	$ 1,011	$ 974
Other long-term loan	146	155
Lease liabilities	209	94
Trade payables	70	50
Other payables	969	957
Total	2,405	2,230
2025 [Member]
Schedule of Financial Liabilities [Line Items]
Loans from related party	1,011
Other long-term loan	91	31
Lease liabilities	109
Trade payables	70
Other payables	969
Total	2,250	31
2026 [Member]
Schedule of Financial Liabilities [Line Items]
Loans from related party
Other long-term loan	28	30
Lease liabilities	100
Trade payables
Other payables
Total	128	30
2027 [Member]
Schedule of Financial Liabilities [Line Items]
Loans from related party
Other long-term loan	27	28
Lease liabilities
Trade payables
Other payables
Total	$ 27	28
2024 [Member]
Schedule of Financial Liabilities [Line Items]
Loans from related party		974
Other long-term loan		66
Lease liabilities		94
Trade payables		50
Other payables		957
Total		$ 2,141